Reconciliation of Financial Statements to the Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to the Form 5500	Reconciliation of Financial Statements to the Form 5500
The reconciliation of net assets available for benefits per the financial statements to the Form 5500 consisted of the following:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$930,624,316	$780,088,151
Amounts allocated to withdrawing participants	—	(9,000)
Deemed loans	(790,729)	(887,701)
Net assets per the Form 5500	$929,833,587	$779,191,450
The following is a reconciliation of expenses per the financial statements to the Form 5500:

Year Ended December 31, 2025
Benefits paid	$(25,178,261)
Investment and administrative fees	(445,710)
Total expenses per the financial statements	(25,623,971)
Amounts allocated to withdrawing participants at December 31, 2024	9,000
Amounts allocated to withdrawing participants at December 31, 2025	—
Deemed loans at December 31, 2024	887,701
Deemed loans at December 31, 2025	(790,729)
Total expenses per the Form 5500	$(25,517,999)